Employee Costs from Continuing Operations - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined contribution plans [member]
Disclosure of employee cost [line items]
Pension cost	$ 73.0	$ 70.5